CONCENTRATIONS (Details Narrative) - Two Customers [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Accounts Receivable Revenue		$ 0	$ 21,786
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%